GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
	US dollars
(in thousands)	Telematics services	Telematics products	Total

Balance as of January 1, 2023	33,990	5,520	39,510
Changes during 2023:
Translation differences	(50)	(60)	(110)
Balance as of December 31, 2023 (*)	33,940	5,460	39,400

Changes during 2024:
Translation differences	(9)	(66)	(75)
Balance as of December 31, 2024 (*)	33,931	5,394	39,325

(*)	The accumulated amount of goodwill impairment loss as of December 31, 2024, and 2023 was US$ 29.89 million.